Legal proceedings	6 Months Ended
Jun. 30, 2021
Legal proceedings [Abstract]
Legal proceedings
19

Legal proceedings

ING Group and its consolidated subsidiaries are involved in governmental, regulatory, arbitration and legal proceedings and investigations in the Netherlands and in a number of foreign jurisdictions,

including the U.S.,
involving claims by and against them which arise in the ordinary course of their businesses,

including in
connection with their activities as lenders, broker-dealers, underwriters, issuers of securities and investors and their position as employers and taxpayers. In certain of such proceedings, very large or indeterminate amounts are sought, including punitive and other damages. This note should be read in conjunction with Note 45 of the
2020 consolidated financial statements of ING Group, which included further details on legal proceedings.
While it is not feasible to predict or determine the ultimate outcome of all pending or threatened governmental,
regulatory, arbitration and legal proceedings and investigations, ING is of the opinion that some of the proceedings and investigations set out below may have or have in the recent past had a significant effect on the financial position, profitability or reputation of ING and/or ING and its consolidated subsidiaries.
Settlement agreement:

On 4 September 2018, ING announced that it had

entered into a settlement agreement
with the Dutch Public Prosecution Service relating to previously disclosed investigations regarding various
requirements for client on-boarding and the prevention of money laundering and corrupt practices. Following the entry into the settlement agreement, ING has experienced heightened scrutiny from authorities in various
countries. ING is also aware, including as a result of media reports, that other parties may, among other things,
seek to commence legal proceedings against ING in connection with the subject matter of the settlement, have
filed or may file requests for disciplinary proceedings against ING employees based on the

Dutch “Banker’s oath”.
Certain parties filed requests with the Court of Appeal in

The Netherlands to reconsider the prosecutor’s decision
to enter into the settlement agreement with ING and not to prosecute ING or (former) ING employees. In
December 2020, the Court of Appeal issued

its final ruling. In this ruling the prosecutors' decision to enter into the settlement agreement with ING was upheld, making the settlement final. However, in a separate ruling, the
Court ordered the prosecution of ING’s former CEO.
Findings regarding AML processes:

As previously disclosed, after its September 2018 settlement with Dutch authorities concerning anti-money laundering matters, and in the context of significantly increased attention on the prevention of financial economic crime, ING has experienced heightened scrutiny by authorities in various
countries. The interactions with such regulatory and judicial authorities have included,

and can be expected to
continue to include, onsite visits, information requests, investigations and other enquiries. Such interactions, as well as ING’s internal assessments in connection with its global enhancement programme, have in some cases resulted in satisfactory outcomes, and also have resulted in, and may continue to result in, findings, or other conclusions which may require appropriate remedial actions by ING, or may have other consequences. ING intends to continue to work in close cooperation with authorities as it seeks to improve its management of non-
financial risks in terms of policies, tooling, monitoring,

governance, knowledge and behaviour.
ING continues to take steps to enhance its management of compliance risks and embed stronger awareness across the whole organisation. These steps are part of the global KYC programme and set of initiatives, which includes enhancing KYC files and working on various structural improvements in compliance policies,

tooling,
monitoring, governance, knowledge and behaviour.
SIBOR – SOR litigation:

In July 2016, investors in derivatives tied to the Singapore Interbank Offer Rate (“SIBOR”)
filed a U.S. class action complaint in the New York District Court alleging that several banks, including ING, conspired to rig the prices of derivatives tied to SIBOR and the Singapore Swap Offer Rate (“SOR”). The lawsuit refers to investigations by the Monetary Authority of Singapore (“MAS”) and other regulators, including the U.S.
Commodity Futures Trading Commission (“CFTC”), in relation to rigging prices of SIBOR-

and SOR based
derivatives. In October 2018, the New York District Court issued a decision dismissing all claims against ING
Group and ING Capital Markets LLC, but leaving ING Bank, together with several other banks, in the case, and directing plaintiffs to file an amended complaint consistent with the Court's rulings. In

October 2018, plaintiffs
filed such amended complaint, which asserts claims

against a number of defendants but none against ING Bank
(or any other ING entity), effectively dismissing ING Bank from the case. In December

2018, plaintiffs sought
permission from the Court to file a further amended complaint that names ING Bank as a defendant. In July 2019,
the New York District Court granted the defendants’ motion to dismiss and denied leave to further amend the complaint, effectively dismissing all remaining claims against ING Bank. In March 2021, the Second Circuit court vacated the District Court’s ruling. The case was remanded to the District Court to reconsider the amended complaint that would add ING Bank N.V.

back to the case. In May 2021, the Second Circuit court denied the defendants’ petition for rehearing with the Second Circuit court.
Interest rate derivatives claims:

ING is involved in several legal proceedings in the Netherlands with respect to interest rate derivatives that were sold to clients in connection with floating interest rate loans in order to hedge the interest rate risk of the loans. These proceedings are based on several legal grounds, depending on the facts and circumstances of each specific case, inter alia alleged breach of duty of care, insufficient information provided to the clients on the product and its risks and other elements related to the interest rate derivatives that were sold to clients. In some cases, the court has ruled in favour of the claimants and awarded damages,
annulled the interest rate derivative or ordered repayment of certain amounts to the claimants. The total amounts that need to be repaid or compensated in some cases still need to be determined.

ING may decide to
appeal against adverse rulings. Although the outcome of the pending litigation and similar cases that may be
brought in the future is uncertain, it is possible that the courts may ultimately rule in favour of the claimants in
some or all of such cases. Where appropriate a provision has been taken. The aggregate financial impact of the
current and future litigation could become material.
Mortgage expenses claims:

ING Spain has received claims and is involved in procedures with customers regarding reimbursement of expenses associated with the formalisation of mortgages. In most court proceedings in first instance the expense clause of the relevant mortgage contract has been declared null and ING Spain has been ordered to reimburse all or part of the applicable expenses. Since 2018,

the Spanish Supreme Court and the
European Court of Justice have issued rulings setting out which party should bear notary, registration, agency,
and stamp duty costs. In January 2021, the Spanish Supreme Court ruled that valuation costs of mortgages,
signed prior to 16 June 2019, the date the new mortgage law entered into force, should be borne by the bank.
Media attention for the statute of limitations applicable to the right to claim reimbursement of costs resulted in an increased number of claims at the beginning of

2021. In June 2021, the Supreme Court has published

a press
release informing of its decision to ask ECJ for a preliminary ruling regarding the criteria that should be applied to
determine the date from which the action for claiming the reimbursement of mortgage expenses is considered to be expired. ING Spain has also been included, together with other

Spanish banks, in three class actions filed by
customer associations. In one of the class actions an agreement was reached with the association. In another
class action ING filed an appeal asking the Spanish

Court of Appeal to determine that the ruling of the

court of
first instance is only applicable to the consumers that were part of the case. A provision has been established in the past and has been adjusted where appropriate.
Claims regarding mortgage loans in Swiss franc in Poland:

ING Poland is a defendant in several lawsuits with
retail customers who took out mortgage loans indexed to the Swiss franc. Such customers have alleged that the mortgage loan contract contains abusive clauses. One element that the court is expected to consider in determining whether such contracts contain abusive clauses is whether the rules to determine the exchange rate
used for the conversion of the loan from Polish zloty to Swiss franc are unambiguous and verifiable. In December
2020, the Polish Financial Supervision Authority

(PFSA) proposed that lenders offer borrowers voluntary out-of-
court settlements on foreign-currency mortgage disputes, with mortgages indexed to Swiss franc serving as a reference point. In February 2021, ING Poland announced its support for this initiative. ING has recorded a portfolio provision with respect to the claims and the PFSA proposal. The Polish Supreme Court is expected to provide further clarity on this topic in a ruling scheduled

for September 2021.